Concentration Risks - Schedule of Major Distributors (Details) - USD ($)		6 Months Ended
		Sep. 30, 2025		Sep. 30, 2024
Schedule of Major Distributors [Line Items]
Total revenue		$ 7,137,140		$ 11,091,189
Total purchase		6,206,376		9,185,586
Customer A [Member]
Schedule of Major Distributors [Line Items]
Total revenue	[1]	870,582
Customer B [Member]
Schedule of Major Distributors [Line Items]
Total revenue	[1]	860,436
Customer C [Member]
Schedule of Major Distributors [Line Items]
Total revenue		843,842			[1]
Customer D [Member]
Schedule of Major Distributors [Line Items]
Total revenue		731,504			[1]
Customer E [Member]
Schedule of Major Distributors [Line Items]
Total revenue		714,957			[1]
Supplier A [Member]
Schedule of Major Distributors [Line Items]
Total purchase			[2]	1,496,978
Supplier B [Member]
Schedule of Major Distributors [Line Items]
Total purchase		1,805,035		1,186,230
Supplier C [Member]
Schedule of Major Distributors [Line Items]
Total purchase		$ 926,187			[2]

[1]	The revenue of this customer is not over 10% of total revenue of the Company.
[2]	The purchase from this supplier is not over 10% of total purchase of the Company.